RESTRICTED ASSETS (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
RESTRICTED ASSETS
Special guarantee accounts in the Argentine Central Bank	$ 6,515,565	$ 5,601,077
Guarantee deposits for currency forward transactions	1,306,195	907,533
Guarantee deposits for credit cards transactions	666,775	636,888
Other guarantee deposits	38,927	240,323
Financial assets in guarantee	$ 8,527,462	$ 7,385,821